UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Churchill Management Corp.

Address:   5900 Wilshire Blvd., Suite 600
           Los Angeles, CA  90036


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eileen Holmes
Title:  Senior Vice President
Phone:  323-937-7110

Signature,  Place,  and  Date  of  Signing:

/s/ Eileen Holmes                  Los Angeles, CA                    1/22/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $    1,125,040
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
AMAZON COM INC  COM            COM            023135106   141313  1050495 SH       SOLE                 1050495      0    0
AMEX TECHNLGY SELCT SPDR       COM            81369y803   111773  4874534 SH       SOLE                 4874534      0    0
APPLE INC                      COM            037833100    48926   232172 SH       SOLE                  232172      0    0
BANK AMER CORP COM             COM            060505104      477 31648.92 SH       SOLE                31648.92      0    0
CARDIOVASCULAR BIOTHER COM     COM            141607101       12    60500 SH       SOLE                   60500      0    0
CENTRAL PAC FINL CORP COM      COM            154760102       81 62077.36 SH       SOLE                62077.36      0    0
CHEVRON CORPORATION            COM            166764100      333  4329.85 SH       SOLE                 4329.85      0    0
CHINA GREEN AGRI INC COM       COM            16943W105     1081    73544 SH       SOLE                   73544      0    0
CITIGROUP INC                  COM            172967101       43 12900.15 SH       SOLE                12900.15      0    0
CLAYMORE ETF TRUST 2 CHINA SML COM            18383Q853     1643    62419 SH       SOLE                   62419      0    0
CLEARWATER PAPER CORP COM      COM            18538R103     1166    21214 SH       SOLE                   21214      0    0
COMPTON PETE CORP COM          COM            204940100        9    10000 SH       SOLE                   10000      0    0
DEUTSCHE BK AG LDN BRH PS GOLD COM            25154H749     2857   108072 SH       SOLE                  108072      0    0
DIREXION SHS ETF TR DLY FIN BE COM            25459W490      626    32233 SH       SOLE                   32233      0    0
DIREXION SHS ETF TR DLY SMCAP  COM            25459W839     4641   470722 SH       SOLE                  470722      0    0
DIREXION SHS ETF TR DLY TECH B COM            25459W102     1165     7373 SH       SOLE                    7373      0    0
EDWARDS LIFESCIENCES CRP       COM            28176e108    47754   549846 SH       SOLE                  549846      0    0
EXXON MOBIL CORP               COM            30231G102      467 6853.703 SH       SOLE                6853.703      0    0
FUTURE NOW GROUP INC COM       COM            361157100        0    74000 SH       SOLE                   74000      0    0
GENERAL ELECTRIC CO            COM            369604103      170 11251.86 SH       SOLE                11251.86      0    0
GREEN MOUNTN COFFEE ROS        COM            393122106    43895   538788 SH       SOLE                  538788      0    0
HUNTINGTON BANCSHARES COM      COM            446150104       36    10000 SH       SOLE                   10000      0    0
INSIGHT HLTH SVCS HLDG COM     COM            45776K102        4    24000 SH       SOLE                   24000      0    0
INTERNATIONAL BUS MACH COM     COM            459200101      240     1831 SH       SOLE                    1831      0    0
ISHARES FTSE XINHUA HK  CHINA  COM            464287184    54053  1279047 SH       SOLE                 1279047      0    0
ISHARES MSCI EMERGING   MKTS I COM            464287234    32304 778405.4 SH       SOLE                778405.4      0    0
ISHARES TR MSCI ACJPN IDX      COM            464288182      320     5751 SH       SOLE                    5751      0    0
ISHARES TR RUSSELL MCP GR      COM            464287481     1375    30316 SH       SOLE                   30316      0    0
ISHARES TR RUSSELL MCP VL      COM            464287473     1396    37774 SH       SOLE                   37774      0    0
ISHARES TR RUSSELL MIDCAP      COM            464287499     1504    18232 SH       SOLE                   18232      0    0
ISHARES TR RUSSELL1000GRW      COM            464287614     1425    28579 SH       SOLE                   28579      0    0
ISHARES TRUST RUSSELL 2000 IND COM            464287655     1216    19471 SH       SOLE                   19471      0    0
LARA EXPLORATION LTD CONTRA    COM            516683992        0    11875 SH       SOLE                   11875      0    0
LIGHTWAVE LOGIC INC COM        COM            532275104       57    40000 SH       SOLE                   40000      0    0
MALAGA FINL CORP COM           COM            561046103      416    32535 SH       SOLE                   32535      0    0
MARKET VECTORS ETF TR GOLD MIN COM            57060U100     1948    42155 SH       SOLE                   42155      0    0
MEDCO HEALTH SOLUTIONS I       COM            58405u102    22789   356585 SH       SOLE                  356585      0    0
MICROSOFT CORP                 COM            594918104      288 9464.986 SH       SOLE                9464.986      0    0
MIDCAP SPDR TR SER 1           COM            595635103   168448  1278643 SH       SOLE                 1278643      0    0
MORGAN STANLEY TECHNOLOGY ETF  COM            78464A102     1194    20721 SH       SOLE                   20721      0    0
NETFLIX COM INC                COM            64110l106    18584   337335 SH       SOLE                  337335      0    0
NEWMARKET CORP COM             COM            651587107      703     6123 SH       SOLE                    6123      0    0
NEXTWAVE WIRELESS INC COM      COM            65337Y102       16    35000 SH       SOLE                   35000      0    0
PACIFIC WILDCAT RES CP COM     COM            694927104        3    17500 SH       SOLE                   17500      0    0
PEETS COFFEE & TEA INC         COM            705560100     1355    40644 SH       SOLE                   40644      0    0
POWERSHARES QQQ TR UNITSSER 1  COM            73935a104   199396  4358392 SH       SOLE                 4358392      0    0
POWERSHS GBL ETF TRUST WK VRDO COM            73936T433      607    24300 SH       SOLE                   24300      0    0
PRICELINE COM INC COM          COM            741503403      654     2995 SH       SOLE                    2995      0    0
PROCTER & GAMBLE CO            COM            742718109      230     3799 SH       SOLE                    3799      0    0
PROSHARES TR PSHS ULSHT MD400  COM            74347r859     1311    59292 SH       SOLE                   59292      0    0
PROSHARES TR PSHS ULTRA QQQ    COM            74347R206      648    10900 SH       SOLE                   10900      0    0
SECTOR SPDR TR SBI CYCL TRANS  COM            81369Y407     3257 109407.4 SH       SOLE                109407.4      0    0
SPDR GOLD TRUST GOLD SHS       COM            78463V107      705     6573 SH       SOLE                    6573      0    0
SPDR SERIES TRUST SPDR SR TR   COM            78464A680      534    11650 SH       SOLE                   11650      0    0
STANDARD & POORS DEPOSITARY RE COM            78462f103    21279 190948.7 SH       SOLE                190948.7      0    0
STARBUCKS CORP                 COM            855244109    25005  1084365 SH       SOLE                 1084365      0    0
TASEKO MINES LTD COM           COM            876511106     4543  1076599 SH       SOLE                 1076599      0    0
TEVA PHARMACTCL INDS ADR       COM            881624209    46641   830208 SH       SOLE                  830208      0    0
VALEANT PHARMACEUTICAL COM     COM            91911X104      623    19590 SH       SOLE                   19590      0    0
VANGUARD INTL EQTY IDX EMR MKT COM            922042858     1139 27784.87 SH       SOLE                27784.87      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
VANGUARD INTL EQTY IDX EURPEAN COM            922042874      835    17219 SH       SOLE                   17219      0    0
VICOR TECHNOLOGIES INC COM     COM            92581N103       12    20000 SH       SOLE                   20000      0    0
VISA INC CL A SHRS             COM            92826c839    99509  1137766 SH       SOLE                 1137766      0    0


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